EXHIBIT 99.1
              CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
                                  May 15, 2007


                               Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Report   ......................................................  8
Trend Report Delinquency Percentage   .....................................  8
Bankruptcy Group Report   .................................................  9
Foreclosure Group Report   ................................................  9
REO Group Report   ........................................................  9
BK FC REO Historical Trend Report   .......................................  9
Credit Enhancer and Trigger Information   ................................. 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Sean T McCullough
                      Bank of New York - ITS - Global Debt
                             601 Travis, 16th Floor
                              Houston, Texas 77002
                    Tel: (713) 483-6593 / Fax: (713) 483-6627
                      Email: sean.t.mccullough@bankofny.com

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                                      CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
                                                          May 15, 2007
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                                                      DISTRIBUTION IN DOLLARS
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           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A         950,000,000.00    950,000,000.00   31,905,729.73   6,652,920.41    38,558,650.14      0.00       0.00    918,094,270.27
R1                  0.00              0.00            0.00           0.00             0.00      0.00       0.00              0.00
R2                100.00            100.00          100.00           0.00           100.00      0.00       0.00              0.00
EP                  0.00              0.00            0.00           0.00             0.00      0.00       0.00              0.00
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TOTALS    950,000,100.00    950,000,100.00   31,905,829.73   6,652,920.41    38,558,750.14      0.00       0.00    918,094,270.27
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C         950,000,000.00    950,000,000.00            0.00           0.00             0.00      0.00       0.00    918,094,270.22
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                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
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                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
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A          12670CAA5       1,000.00000000      33.58497866      7.00307412      40.58805278      966.41502134       5.480667%
R2         12670CAD9       1,000.00000000   1,000.00000000      0.00000000   1,000.00000000        0.00000000       0.000000%
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TOTALS                     1,000.00000000      33.58508039      7.00307338      40.58815377      966.41491961
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C          12670CAB3       1,000.00000000       0.00000000      0.00000000       0.00000000      966.41502128       0.000000%
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                                      CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
                                                          May 15, 2007

General Information:

Record Date                                                                                                          05/14/2007
LIBOR Determination Date                                                                                             03/28/2007
Payment Date                                                                                                         05/15/2007
Determination Date                                                                                                   05/10/2007
Interest Period
Beginning                                                                                                            03/30/2007
Ending                                                                                                               05/14/2007
Number of Days in Interest Period                                                                                            46
Collection Period
Beginning                                                                                                            04/01/2007
Ending                                                                                                               04/30/2007

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                6,098,181.98
Principal payments on Mortgage Loans                                                                              48,535,190.07
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                  236,336.47
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                          779,813.77
Others                                                                                                                26,138.09
Total Deposits                                                                                                    55,675,660.38

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             69,597,845.25
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      490,703.25
Total Withdrawals                                                                                                 70,088,548.50

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   69,597,845.25
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                   27,538,131.60
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                              884,726.00
Total Deposits                                                                                                    98,020,702.85

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 98,020,702.85
Total Withdrawals                                                                                                 98,020,702.85

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00

Cash Released from Principal Reserve Fund                                                                                100.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                         70,483,241.88
Group 1

Investor Interest Collections                                                                                      6,822,864.82
Principal Collections                                                                                             31,905,729.73
Subordinated Transferor Collections                                                                                        0.00
Credit Enhancement Draw Amount                                                                                             0.00
Net Draws Principal Payment                                                                                       31,754,647.33

Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                            395,833.05
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           395,833.05

Liquidation Expenses and indemnification of payments related to the Class A Note owing to the Master Servicer              0.00
Liquidation Expenses and indemnification of payments related to the Class A Note paid to the Master Servicer               0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Owner Trustee Fees owing to the Indenture Trustee                                                                          0.00
Owner Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                         0.00
Amount paid to the Loan Insurance Policy Provider                                                                          0.00

Premium amount owing to the Insurer                                                                                  169,944.44
Premium amount paid to the Insurer                                                                                   169,944.44

Credit Enhancement Draw Amounts related to the Class A Note                                                                0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class A Note                                                                0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class A
Note Interest owing to Class A Note prior to distributions                                                         6,652,920.41
Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                0.00
Aggregate Investor Interest owing to Class A Note Prior to distributions                                           6,652,920.41
Aggregate Investor Interest paid to Class A Note                                                                   6,652,920.41
Unpaid Investor Interest Shortfall for Class A Note after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class A Note prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class A Note                                                                           0.00
Basis Risk Carryforward for the Class A Note remaining after distributions                                                 0.00

Principal Payments
Class A

Investor Loss Amount owing to Class A Note prior to distributions                                                          0.00
Investor Loss Amount paid to Class A Note                                                                                  0.00

Investor Loss Reduction Amount owing to Class A Note prior to distributions
Investor Loss Reduction Amount paid to Class A Note                                                                        0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions                                              0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class A Note prior to distributions                                          0.00
Accelerated Principal Payment Amount paid to Class A Note                                                                  0.00

Scheduled Principal Collections Payment Amount owing to Class A Note prior to distributions                       31,905,059.10
Scheduled Principal Collections Payment Amount paid to Class A Note                                               31,905,059.10

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class A Note                                                                                           0.00
Unpaid Required Amount for Class A Note after making distributions above                                                   0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                           33,725,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                      0.00
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class A Note                                                                                      0.00
Investor Floating Allocation Percentage for Class A Note                                                                100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class A Note                                                                                      0.00

Delinquent Mortgage Loans
Delinquency Report
                            Number      Principal      Percentage
                           of Loans      Balance
30 to 59 Days Delinquent      140     10,986,445.29      1.1967%
60 to 89 Days Delinquent       14      1,537,515.89      0.1675%
90 to 179 Days Delinquent       0              0.00      0.0000%
180 to 269 Days Delinquent      0              0.00      0.0000%
270 Plus Days Delinquent        0              0.00      0.0000%
Total                         154     12,523,961.18      1.3641%


Bankruptcy Group Report
Group Number     Number of Loans    Principal Balance     Percentage
      1                 1                 7,480.46            0.00%
Total                   1                 7,480.46            0.00%

Foreclosure Group Report
Group Number     Number of Loans    Principal Balance     Percentage
      1                 0                     0.00            0.00%
Total                   0                     0.00            0.00%

REO Group Report
Group Number     Number of Loans    Principal Balance     Percentage
      1                 0                     0.00            0.00%
Total                   0                     0.00            0.00%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                              236,336.47

BALANCE RECONCILIATION

Group 1
Beginning Loan Group Balance                                                                                     922,461,868.35
Prefunding Amt                                                                                                    27,537,460.97
Ending Loan Group Balance                                                                                        918,094,270.22
Change in Loan Group Balance                                                                                       4,367,598.13
Principal Collections                                                                                             63,659,706.43
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                      31,754,647.33
Balance Check                                                                                                              0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                6,333,971.87
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     7,218,697.87
Servicing Fee                                                                                                        395,833.05
Investor Interest Collections                                                                                      6,822,864.82

Beginning Loan Group Balance                                                                                     922,461,868.35
Principal payments on Mortgage Loans                                                                              63,659,706.43
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   63,659,706.43
Investor Principal Collections                                                                                    63,659,706.43
Additional Balances                                                                                               31,754,647.33
Ending Principal Balances                                                                                        918,094,270.22
Total Collections                                                                                                 70,482,571.25
Scheduled Principal Payment                                                                                       31,905,059.10

Mortgage Loans Average Daily Balance                                                                             938,179,335.16
Number of Mortgage Loans at beginning of Collection Period                                                               18,836
Number of Mortgage Loans at end of Collection Period                                                                     19,059
Loan Group Balance at beginning of Collection Period                                                             922,461,868.35
Loan Group Balance at end of Collection Period                                                                   918,094,270.22

Note Principal Balance of the Class A Note                                                                       918,094,270.27
Original Note Principal Balance of the Class A Note                                                              950,000,000.00
Class A Factor                                                                                                             0.97

Weighted average remaining term of Mortgage Loans                                                                        295.47
Weighted Average Loan Rate                                                                                           10.022000%
Weighted Average Net Loan Rate                                                                                        9.382000%

Excess Interest                                                                                                            0.00

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        200,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     200,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       99,800.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                    99,800.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.01%

Loans with Credit Limit Modification - current                                                                       201,146.56
Loans with Credit Limit Modification - cumulative                                                                    201,146.56
Loans with Credit Limit Modification - % of Initial                                                                       0.02%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                          0.00
Loans with Gross Margin Modification - % of Initial                                                                       0.00%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 6,652,920.41
Has a Rapid Amortization Event occurred?                                                                                     NO
Cause of Rapid Amortization Event.                                                                                           NA
Has an Event of Servicing Termination occurred?                                                                              NO
Cause of Event of Servicing Termination.                                                                                     NA

TRIGGER INFORMATION

Stepdown Date:
Has a Stepdown Date occurred?                                                                                                NO

Trigger Events:

Has a Stepdown Cumulative Loss Test occurred                                                                                 NO
Percentage of the Cumulative Losses > Required Loss Percentage?                                                              NO
Percentage of the Cumulative Losses                                                                                     0.0000%
Required Loss Percentage                                                                                                0.0000%

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.                                                                                N/A

Material breaches of pool asset representations or warranties or transaction covenants.                                     N/A

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,
used to originate, acquire or select new pool assets.                                                                       N/A

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments
considered current or other practices on delinquency and loss experience (during the Funding Period).                       N/A

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information
will be required to the extent such information had note been provided previously.                                          N/A


Copyright 2007 Bank of New York & Co. All rights reserved.
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